Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment, Net

Property, plant and equipment, net consists of the following:

	Estimated	As of March 31,
	Useful Life	2020	2021	2021
	(in years)	(INR)	(INR)	(US$)
	(In million)
Plant and machinery (solar power plants)	25-35	90,995	101,331	1,385.4
Leasehold improvements — solar power plant	25-35	5,483	5,970	81.6
Furniture and fixtures	5	12	13	0.2
Vehicles	5	69	72	1.0
Office equipment	1-5	27	38	0.5
Computers	3	91	96	1.3
Leasehold improvements — office	1-3	126	147	2.0
		96,803	107,667	1,472.0
Less: Accumulated depreciation		9,246	11,966	163.6
Less: Accumulated impairment		-	657	9.0
		87,557	95,044	1,299.4
Freehold land		2,910	3,193	43.7
Construction in progress		5,526	10,610	145.1
Total		95,993	108,847	1,488.2